Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,360	$ 1,975
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,039	1,694	1,632
Pension Benefits [Member] | Equity Securities Domestic [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	367	411
Pension Benefits [Member] | Equity Securities International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	254	196
Pension Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,256	939
Pension Benefits [Member] | Private Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	56	64
Pension Benefits [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	74	65
Pension Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32	19
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	321	281	275
Other Postretirement Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	115	101
Other Postretirement Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7	6
Other Postretirement Benefits [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	199	174
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	744	633
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	451	376
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Pension Benefits [Member] | Equity Securities Domestic [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	169	165
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Pension Benefits [Member] | Equity Securities International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	250	192
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Pension Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Pension Benefits [Member] | Private Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Pension Benefits [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Pension Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32	19
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	293	257
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Other Postretirement Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	115	101
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Other Postretirement Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7	6
Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member] | Other Postretirement Benefits [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	171	150
Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,442	1,177
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,414	1,153
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member] | Equity Securities Domestic [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	170	221
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member] | Equity Securities International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	2
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,243	930
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member] | Private Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	24
Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Other Observable Inputs (Level 2) [Member] | Other Postretirement Benefits [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	24
Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	174	165	150
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13	9	3
Significant Unobservable Inputs (Level 3) [Member] | Private Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	56	64	62
Significant Unobservable Inputs (Level 3) [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	74	65	55
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31	27	30
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	174	165
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member] | Equity Securities Domestic [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	25
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member] | Equity Securities International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13	9
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member] | Private Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	56	64
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	74	65
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Unobservable Inputs (Level 3) [Member] | Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Unobservable Inputs (Level 3) [Member] | Other Postretirement Benefits [Member] | Fixed Income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Unobservable Inputs (Level 3) [Member] | Other Postretirement Benefits [Member] | Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Significant Unobservable Inputs (Level 3) [Member] | Other Postretirement Benefits [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets